Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 4,346	$ 3,240	$ 2,672
Trade accounts receivable, net of allowances of $4,787, $4,399, and $7,809, respectively	40,653	55,402	50,382
Other accounts and notes receivable	8,412	5,396	3,480
Inventories	101,518	126,473	107,979
Assets held for sale	425	2,000	2,324
Income tax receivable	499	563	795
Deferred income tax asset	0	5,622	6,689
Other current assets	8,396	6,127	4,738
Total current assets	164,249	204,823	179,059
Property, plant and equipment, net	50,516	54,906	49,336
Goodwill	8,452	8,559	8,559
Intangible assets, net	43,658	48,913	52,500
Deferred income tax asset	0	14,717	15,890
Other assets	7,464	8,248	7,230
Total Assets	274,339	340,166	312,574
Current Liabilities:
Short-term debt	5,847	7,802	1,248
Accounts payable	50,790	56,618	36,319
Accrued liabilities	27,570	28,043	31,129
Income taxes payable	45	155	113
Accrued pension	2,001	2,001	1,823
Long-term debt classified as current	2,841	2,972	10,774
Other current liabilities	0	104	2,083
Total current liabilities	89,094	97,695	83,489
Revolver	26,584	15,635	35,175
Long-term debt	245,299	246,849	135,892
Pension and other post-retirement benefits	2,323	2,746	9,518
Income taxes payable	454	454	871
Deferred income tax liability	9,254	9,819	8,635
Deferred gain-sale/leaseback	14,936	15,496	16,617
Other long-term liabilities	12,700	12,880	13,684
Total liabilities	400,644	401,574	303,881
Commitments and contingencies
Stockholders’ equity:
Preferred stock $.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding, respectfully	0	0	0
Common stock $.0001 par value; 100,000,000 shares authorized; 20,563,059, 20,540,193 and 12,190,000 issued and outstanding, respectfully	2	2	748
Additional paid-in capital	742	641	22,444
Retained deficit	(128,998)	(63,761)	(9,001)
Accumulated other comprehensive loss	2,022	1,727	(5,498)
Total EveryWare stockholders’ equity (deficit)	(126,305)	(61,408)	8,693
Non-controlling interest	(73)	(17)	0
Total stockholders’ equity (deficit)	(126,232)	(61,391)	8,693
Total liabilities and stockholders’ equity (deficit)	$ 274,339	$ 340,166	$ 312,574